Concentrations, Risks and Uncertainties (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Insured amount
Mainland China [Member]
Concentration Risk [Line Items]
Insured amount	71,821	¥ 500,000
Taiwan [Member]
Concentration Risk [Line Items]
Insured amount	$ 108,147		$ 3,000,000